Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	£ 330	£ (6)		£ (109)
Currency translation adjustment disposed	(5)	4	[1]	(70)	[1]
Attributable tax	4	10		(13)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	18	4		(12)
Attributable tax	1	(1)	[1]	0	[1]
Remeasurement of retirement benefit obligations	54	149		(23)
Attributable tax	(12)	(61)		2
Other comprehensive income/(expense) for the year	390	99	[1]	(225)	[1]
Fair value reserve [member]
Items that are not reclassified to the income statement
Fair value gain on other financial assets	18	4		(12)
Other comprehensive income/(expense) for the year	18	4	[1]	(12)	[1]
Translation reserve [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	328	(6)		(109)
Currency translation adjustment disposed	(5)	4		(70)
Items that are not reclassified to the income statement
Other comprehensive income/(expense) for the year	323	(2)		(179)
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax	4	10		(13)
Items that are not reclassified to the income statement
Attributable tax	1	(1)
Remeasurement of retirement benefit obligations	54	149		(23)
Attributable tax	(12)	(61)		2
Other comprehensive income/(expense) for the year	47	97	[1]	(34)	[1]
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	328	(6)		(109)
Currency translation adjustment disposed	(5)	4		(70)
Attributable tax	4	10		(13)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	18	4		(12)
Attributable tax	1	(1)
Remeasurement of retirement benefit obligations	54	149		(23)
Attributable tax	(12)	(61)		2
Other comprehensive income/(expense) for the year	388	£ 99		£ (225)
Non-controlling interest [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	2
Items that are not reclassified to the income statement
Other comprehensive income/(expense) for the year	£ 2

[1]	Comparative balances have been restated – see Note 1b.